Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies	15. Commitments and contingencies

As at December 31, 2022, the Company did not have any right-of-use assets or lease liabilities.

The company is, from time to time, involved in legal proceedings of a nature considered normal to its business. The company believes that none of the litigation in which it is currently involved or have been involved with, individually or in the aggregate, is material to its consolidated financial condition or results of operations.

The Company is committed to minimum annual lease payments for its premises, which renew on a quarterly basis and certain consulting agreements, as follows:

2023
$
Leases	12,980
Consulting agreements	10,371

23,351

The Company is responsible for making certain milestone payments in connection with royalty acquisitions, which become payable on certain royalty revenue or cumulative production thresholds being achieved, as follows:

Royalty	$
Limpopo(1)(3)	6,571,175
Janet Ivy(1)(4)	2,036,917
Goldlund(1)(5)	886,001
Brits(1)(6)	1,250,000
Bullabulling(2)(7)	678,972
Koolyanobbing(8)	339,486
El Molino(9)	450,000
Uley(1)(10)	149,374
Winston Lake(11)	73,833
Norbec & Millenbach(11)	18,458

12,454,216

(1)	The milestone payments may be settled in either cash or common shares of the Company, at the Company’s election.
(2)	The milestone payments may be settled in cash or ½ cash and ½ common shares of the Company, at the Company’s election
(3)

Milestone payments include: (i) C$1,500,000 upon cumulative royalty receipts from Limpopo exceeding C$500,000; (ii) C$400,000 upon cumulative royalty receipts from Limpopo exceeding C$1,000,000; and (iii) C$7,000,000 upon cumulative royalty receipts from Limpopo exceeding C$50,000,000.

(4)	A milestone payment of A$3,000,000 due upon cumulative royalty receipts from Janet Ivy exceeding A$750,000.
(5)

Milestone payments include: (i) C$700,000 or issue up to a maximum of 258,159 common shares in January 2023, which the Company issued 215,769 common shares on January 24, 2023 to settle this milestone; and (ii) C$500,000 or issue up to a maximum of 184,399 common shares in December 2023.

(6)

Milestone payments include: (i) $1,000,000 once 210,000t have been mined over a continuous six-month period, and (ii) a further $250,000 once 1,500,000t have been mined over a rolling 3-year time horizon.

(7)

Milestone payments include: (i) A$500,000 upon the Operator receiving approval of a mining proposal from the West Australian Department of Mines, Industry Regulation and Safety; and (ii) A$500,000 upon the Company receiving first royalty revenue receipt from the Bullabulling project.

(8)	Milestone payment due upon achievement of cumulative 5Mdmt of ore processed.
(9)	Milestone payment due upon registration of the El Molino royalty rights on the applicable mining title in Peru and the satisfaction of other customary completion conditions.
(10)	Milestone payment due upon commencement of commercial production.
(11)	Milestone payment due upon (i) the exercise of a separate third-party option agreement, (ii) the issuance of the royalty to the previous royalty owner, and (iii) the assignment of the royalty to Vox.